Per Share Amounts (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Disclosure of earnings per share
The following table summarizes the weighted average shares used in calculating net income per share:

	2021	2020
Weighted average shares – basic	569,203,428	529,339,710
Dilutive impact of share-based compensation	5,895,220	—
Weighted average shares – diluted (1)	575,098,648	529,339,710
(1)Excludes the impact of nil weighted average shares related to share-based compensation that were anti-dilutive for the year ended December 31, 2021 (year ended December 31, 2020 - 2,413,733).